4. STOCK-BASED COMPENSATION (Sept. 2018 Note) (Details - Options by exercise price) - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Stock Options [Member]
Range of exercise prices	$0.27-$1.35	0.27 to 1.35
Number of shares outstanding	1,493,200	1,055,700	1,078,400	1,136,000
Weighted average contractual life	7 years 25 days	6 years 1 month 16 days	7 years 4 days	8 years
Weighted average exercise price	$ 0.76	$ 0.76	$ 0.78	$ 0.79
Exercisable number of shares	1,178,200	1,010,700
Exercisable weighted average exercise price	$ 0.78	$ 0.77
Option 1 [Member]
Range of exercise prices	0.27	0.27
Number of shares outstanding	40,000	40,000
Weighted average contractual life	2 years 9 months 14 days	3 years 15 days
Weighted average exercise price	$ 0.27	$ 0.27
Exercisable number of shares	40,000	40,000
Exercisable weighted average exercise price	$ 0.27	$ 0.27
Option 2 [Member]
Range of exercise prices	0.40	0.40
Number of shares outstanding	15,000	15,000
Weighted average contractual life	8 years 6 months 29 days	8 years 9 months 29 days
Weighted average exercise price	$ 0.40	$ 0.40
Exercisable number of shares	10,000	10,000
Exercisable weighted average exercise price	$ 0.40	$ 0.40
Option 3 [Member]
Range of exercise prices	0.48	0.48
Number of shares outstanding	60,000	60,000
Weighted average contractual life	7 years 6 months	7 years 9 months
Weighted average exercise price	$ 0.48	$ 0.48
Exercisable number of shares	60,000	60,000
Exercisable weighted average exercise price	$ 0.48	$ 0.48
Option 4 [Member]
Range of exercise prices	0.50	0.50
Number of shares outstanding	100,000	100,000
Weighted average contractual life	6 years 8 months 23 days	7 years 11 months 23 days
Weighted average exercise price	$ 0.50	$ 0.50
Exercisable number of shares	100,000	100,000
Exercisable weighted average exercise price	$ 0.50	$ 0.50
Option 5 [Member]
Range of exercise prices	0.55	0.55
Number of shares outstanding	42,000	44,500
Weighted average contractual life	5 years 6 months 22 days	5 years 8 months 9 days
Weighted average exercise price	$ 0.55	$ 0.55
Exercisable number of shares	37,000	34,500
Exercisable weighted average exercise price	$ 0.55	$ 0.55
Option 6 [Member]
Range of exercise prices	0.64	0.64
Number of shares outstanding	25,000	25,000
Weighted average contractual life	9 years 1 month 13 days	9 years 4 months 13 days
Weighted average exercise price	$ 0.64	$ 0.64
Exercisable number of shares	15,000	15,000
Exercisable weighted average exercise price	$ 0.64	$ 0.64
Option 7 [Member]
Range of exercise prices	0.70	0.73
Number of shares outstanding	100,000	513,000
Weighted average contractual life	9 years 10 months 6 days	6 years 10 months 17 days
Weighted average exercise price	$ 0.70	$ 0.73
Exercisable number of shares	0	493,000
Exercisable weighted average exercise price	$ 0.70	$ 0.73
Option 8 [Member]
Range of exercise prices	0.73	0.85
Number of shares outstanding	853,000	9,000
Weighted average contractual life	7 years 11 months 12 days	4 years 6 months 3 days
Weighted average exercise price	$ 0.73	$ .85
Exercisable number of shares	658,000	9,000
Exercisable weighted average exercise price	$ 0.73	$ 0.85
Option 9 [Member]
Range of exercise prices	0.85	0.90
Number of shares outstanding	9,000	9,000
Weighted average contractual life	4 years 3 months 4 days	5 years 6 months 3 days
Weighted average exercise price	$ 0.85	$ 0.90
Exercisable number of shares	9,000	9,000
Exercisable weighted average exercise price	$ 0.85	$ 0.90
Option 10 [Member]
Range of exercise prices	0.90	0.95
Number of shares outstanding	9,000	30,000
Weighted average contractual life	5 years 3 months 4 days	6 years 11 days
Weighted average exercise price	$ 0.90	$ 0.95
Exercisable number of shares	9,000	30,000
Exercisable weighted average exercise price	$ 0.90	$ 0.95
Option 11 [Member]
Range of exercise prices	0.95	1.20
Number of shares outstanding	30,000	207,800
Weighted average contractual life	5 years 9 months 11 days	3 years 8 months 2 days
Weighted average exercise price	$ 0.95	$ 1.20
Exercisable number of shares	30,000	207,800
Exercisable weighted average exercise price	$ 0.95	$ 1.20
Option 12 [Member]
Range of exercise prices	1.20	1.25
Number of shares outstanding	207,800	1,200
Weighted average contractual life	3 years 5 months 1 day	4 months 28 days
Weighted average exercise price	$ 1.20	$ 1.25
Exercisable number of shares	207,800	1,200
Exercisable weighted average exercise price	$ 1.20	$ 1.25
Option 13 [Member]
Range of exercise prices	1.25	1.35
Number of shares outstanding	1,200	1,200
Weighted average contractual life	1 month 24 days	1 year 4 months 24 days
Weighted average exercise price	$ 1.25	$ 1.35
Exercisable number of shares	1,200	1,200
Exercisable weighted average exercise price	$ 1.25	$ 1.35
Option 14 [Member]
Range of exercise prices	1.35
Number of shares outstanding	1,200
Weighted average contractual life	1 year 1 month 24 days
Weighted average exercise price	$ 1.35
Exercisable number of shares	1,200
Exercisable weighted average exercise price	$ 1.35